Income Taxes - Summary of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Deferred tax assets:
Accrued compensation	$ 1,685	$ 795
Net operating loss carryforward	84,194	47,331
Deferred revenue		367
Intangibles/assets	2,321	1,005
Stock-based compensation	4,089	1,013
Research and development credits	3,584	978
Other	1,875	519
Gross deferred tax assets	97,748	52,008
Less valuation allowance	(92,309)	(45,906)
Total deferred tax assets	5,439	6,102
Deferred tax liabilities:
Deferred contract acquisition costs	(5,878)	(3,467)
Deferred revenue	(858)
Other	(674)	(984)
Gross deferred tax liabilities	(7,410)	(4,451)
Net deferred tax (liabilities)	$ (1,971)
Net deferred tax assets		$ 1,651